Borrowings - Current and non-current borrowings (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Current
Bank loans	£ 1,244		£ 641
Bonds	1,446		1,973
Commercial paper	1,269		1,792
Lease liabilities	112	£ 113	65
Other loans	1		1
Current portion of non-current borrowings	4,072		4,472	£ 4,447	£ 4,447
Non-current
Bank loans	2,819		2,599
Bonds	23,094		21,278
Lease liabilities	623	£ 631	205
Other loans	186		176
Non-current portion of non-current borrowings	26,722		24,258	£ 22,210	22,178
Total borrowings	30,794		28,730		£ 26,625
Liability held at fair value through profit and loss	£ 741		£ 667